Fair Value Measurement and Disclosures - Schedule of Fair Value, Assets Measured on Non-Recurring Basis (Detail) - Non-Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 4,459	$ 4,278	$ 6,200
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	4,459	4,278	6,200
Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	4,182	3,782	4,654
Impaired Loans | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	4,182	3,782	4,654
Foreclosed Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	277	496	1,546
Foreclosed Assets | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 277	$ 496	$ 1,546